Auditors' remuneration	12 Months Ended
Dec. 31, 2018
Additional information [abstract]
Auditors' remuneration

7	Auditors’ remuneration

		2018	2017	2016
	Footnotes	$m	$m	$m
Audit fees payable to PwC	1	86.6	84.8	65.7
Other audit fees payable		0.9	1.2	1.6
Year ended 31 Dec		87.5	86.0	67.3

Fees payable by HSBC to PwC[6]
		2018	2017	2016
	Footnotes	$m	$m	$m
Fees for HSBC Holdings’ statutory audit	2	16.4	15.1	14.0
Fees for other services provided to HSBC		103.1	114.6	97.1
– audit of HSBC’s subsidiaries	3	70.2	69.7	51.7
– audit-related assurance services	4	11.4	10.8	17.8
– other assurance services	5	13.5	25.2	14.9
– taxation compliance services		1.4	1.2	1.9
– taxation advisory services		0.1	—	0.4
– other non-audit services	5	6.5	7.7	10.4
Year ended 31 Dec		119.5	129.7	111.1

No fees were payable by HSBC to PwC as principal auditor for the following types of services: internal audit services and services related to litigation, recruitment and remuneration.

Fees payable by HSBC’s associated pension schemes to PwC
	2018	2017	2016
	$000	$000	$000
Audit of HSBC’s associated pension schemes	172	260	208
Audit-related assurance services	—	4	4
Year ended 31 Dec	172	264	212

1	The 2016 audit fees payable amount includes $4.2m related to the prior year audit in respect of overruns.

2
Fees payable to PwC for the statutory audit of the consolidated financial statements of HSBC and the separate financial statements of HSBC Holdings. They include amounts payable for services relating to the consolidation returns of HSBC Holdings’ subsidiaries, which are clearly identifiable as being in support of the Group audit opinion.

3
Fees payable for the statutory audit of the financial statements of HSBC’s subsidiaries, including the 2017 and 2016 changes in scope and additional procedures performed due to the technology systems and data access controls matter as described on page 252.

4
Including services for assurance and other services that relate to statutory and regulatory filings, including comfort letters and interim reviews and work performed related to the implementation of IFRS 9.

5	Including other permitted services relating to advisory, corporate finance transactions, etc.

6	The 2017 and 2016 comparative data has been re-presented to align to the current year presentation of fees payable. The totals remain unchanged for both 2017 and 2016.
No fees were payable by HSBC’s associated pension schemes to PwC as principal auditor for the following types of services: internal audit services, other assurance services, services related to corporate finance transactions, valuation and actuarial services, litigation, recruitment and remuneration, and information technology.
In addition to the above, the estimated fees paid to PwC by third parties associated with HSBC amount to $14.0m (2017: $3.5m; 2016: $4.3m). In these cases, HSBC is connected with the contracting party and may therefore be involved in appointing PwC. These fees arise from services such as auditing mutual funds managed by HSBC and reviewing the financial position of corporate concerns that borrow from HSBC.
Fees payable for non-audit services for HSBC Holdings are not disclosed separately because such fees are disclosed on a consolidated basis for the HSBC Group.